Federated Hermes Emerging Market Debt Fund
(formerly, Federated Emerging Market Debt Fund)
Portfolio of Investments
August 31, 2020 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—52.6%
		Sovereign—52.6%
$200,000		Abu Dhabi, Government of, Sr. Unsecd. Note, 144A, 3.125%, 9/30/2049	$215,000
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	164,597
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.250%, 5/9/2028	169,775
200,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	162,085
600,000	[2,3]	Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	266,106
150,000	[2,3]	Argentina, Government of, Sr. Unsecd. Note, 7.625%, 4/22/2046	65,627
150,000	[2,3]	Argentina, Government of, Sr. Unsecd. Note, 8.000%, 10/8/2020	67,380
150,000		Argentina, Government of, Sr. Unsecd. Note, Series NY, 3.750%, 12/31/2038	64,500
166,680		Argentina, Government of, Unsecd. Note, 8.750%, 5/7/2024	63,340
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	227,760
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	227,952
200,000		Belarus, Government of, Sr. Unsecd. Note, 144A, 5.875%, 2/24/2026	186,876
BRL 4,300,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2021	817,767
9,900,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	2,117,855
$200,000		Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	211,508
COP 850,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.000%, 4/28/2028	238,087
$300,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 10.650%, 1/31/2029	156,750
200,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 8.875%, 10/23/2027	103,500
EGP 3,000,000	[1]	Egypt Treasury Bill, Unsecd. Deb., Series 273D,12.534%, 11/3/2020	185,078
800,000	[1]	Egypt Treasury Bill, Unsecd. Deb., Series 364D, 13.686%, 2/2/2021	47,744
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	114,423
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	198,536
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	205,344
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	209,160
200,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	188,300
200,000		Gabon, Government of, Sr. Secd. Note, 144A, 6.625%, 2/6/2031	192,995
200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	197,156
200,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	245,972
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	113,881
$122,010		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	119,257
200,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	202,326
200,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	209,096
200,000		Kenya, Government of, REGS, 6.875%, 6/24/2024	205,610
200,000	[2,3]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	32,100
MXN 8,800,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.250%, 12/9/2021	415,593
16,930,000		Mexico, Government of, Series M, 6.500%, 6/10/2021	784,883
27,500,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	1,285,834
$200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	198,308
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	194,960
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	208,000
PEN 700,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	233,048
PLN 1,600,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	471,364

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$230,000		Qatar, Government of, Sr. Unsecd. Note, 144A, 4.817%, 3/14/2049	$314,508
200,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	201,216
RUB 45,000,000		Russia, Government of, Series 6212, 7.050%, 1/19/2028	655,932
$200,000		Russia, Government of, Sr. Unsecd. Note, 144A, 5.250%, 6/23/2047	271,876
RUB 42,800,000		Russia, Government of, Unsecd. Note, Series 6222, 7.100%, 10/16/2024	621,443
$200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 4/22/2060	248,872
200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 10/26/2046	241,780
200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	198,746
ZAR 8,000,000		South Africa, Government of, Series R209, 6.250%, 3/31/2036	312,115
$200,000		South Africa, Government of, Sr. Unsecd. Note, 5.750%, 9/30/2049	178,770
200,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.750%, 4/18/2028	162,500
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	180,164
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	195,725
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	163,160
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	193,000
200,000		Ukraine, Government of, Sr. Unsecd. Note, 144A, 7.253%, 3/15/2033	199,632
200,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	210,733
325,000	[3]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.000%, 5/31/2040	309,492
UYU 3,400,000		Uruguay, Government of, 144A, 9.875%, 6/20/2022	81,782
$200,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	211,284
1,500,000	[2,3]	Venezuela, Government of, 8.250%, 10/13/2024	105,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $20,987,001)	17,243,163
		CORPORATE BONDS—45.7%
		Aerospace & Defense—0.2%
50,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	50,426
		Air Transportation—0.1%
50,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	47,807
		Automotive—0.1%
25,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.875%, 4/7/2025	29,374
		Banking—13.1%
200,000		Akbank TAS, 144A, 7.200%, 3/16/2027	185,895
200,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	195,348
200,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	176,683
200,000	[4]	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2022	202,304
200,000		Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	201,164
ARS 1,800,000	[5]	Banco Hipotecario SA, Unsecd. Note, 144A, 33.937% (30-35 Day Argentina Dep Rates Badlar Priv Bks ARS +4.000%), 11/7/2022	25,480
$15,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	16,844
200,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	199,000
200,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 4.700%, 1/29/2025	199,952
200,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	210,000
200,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	189,614
200,000	[4]	DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.750%, 1/20/2021	201,712
100,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	103,973
200,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	206,697
200,000	[4]	National Bank of Oman, Jr. Sub. Deb., 7.875%, 11/18/2020	193,326

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$200,000	[4]	NBK Tier 1 Financing 2 Ltd., Jr. Sub. Deb., 144A, 4.500%, 11/27/2025	$198,004
200,000	[4]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	193,000
400,000		SovCo Capital Partners BV, Sub. Deb., 144A, 8.000%, 4/7/2030	410,340
200,000		TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	208,100
200,000		Turkiye Sinai Kalkinma Bankasi AS, Sr. Unsecd. Note, 144A, 6.000%, 1/23/2025	186,530
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	179,756
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	202,050
200,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	201,890
		TOTAL	4,287,662
		Chemicals & Plastics—2.8%
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	222,303
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	225,953
200,000		Groupe Office Cherifien des Phosphates SA, 144A, 6.875%, 4/25/2044	257,169
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	199,000
		TOTAL	904,425
		Conglomerates—0.6%
200,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	205,636
		Finance—1.3%
200,000	[4]	CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 6/2/2022	203,249
200,000		MDC-GMTN BV, Sr. Unsecd. Note, 144A, 3.700%, 11/7/2049	220,902
		TOTAL	424,151
		Financial Intermediaries—0.7%
200,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	212,034
		Food Products—0.7%
200,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	211,822
		Food Services—1.2%
200,000		MHP Lux SA, Sr. Unsecd. Note, 144A, 6.250%, 9/19/2029	195,964
200,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	207,430
		TOTAL	403,394
		Metals & Mining—1.3%
200,000		Metinvest BV, Sr. Unsecd. Note, REGS, 7.750%, 4/23/2023	205,608
200,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	226,081
		TOTAL	431,689
		Oil & Gas—7.7%
200,000		ADES International Holding PLC, Sec. Fac. Bond, REGS, 8.625%, 4/24/2024	189,000
200,000		Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	220,250
55,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 144A, 5.093%, 1/15/2030	57,324
400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	419,300
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.750%, 6/3/2050	111,658
250,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	275,375
1,000,000	[2,3]	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	30,000
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 5.950%, 1/28/2031	135,697
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	101,627
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	123,469
217,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	175,286
16,667		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	16,844
200,000		Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	242,071

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$200,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 9.250%, 4/1/2023	$203,100
200,000		Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	115,000
150,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	101,744
		TOTAL	2,517,745
		Paper Products—0.2%
50,000		Fibria Overseas Finance, Sr. Unsecd. Note, 4.000%, 1/14/2025	52,807
		Pharmaceuticals—1.2%
200,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	203,372
200,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	193,268
		TOTAL	396,640
		Real Estate—5.1%
200,000		China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	197,500
200,000		China Evergrande Group, Sec. Fac. Bond, 7.500%, 6/28/2023	178,500
200,000		China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	221,019
200,000		Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	194,000
200,000		Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	200,636
300,000	[4]	Franshion Brilliant Ltd., Sub. Note, 5.750%, 1/17/2022	281,250
200,000		Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	207,735
200,000		Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	203,249
		TOTAL	1,683,889
		Retailers—0.6%
200,000		Eurotorg (Bonitron DAC), Sr. Unsecd. Note, REGS, 8.750%, 10/30/2022	195,725
		Technology Services—1.3%
200,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	223,175
200,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	212,269
		TOTAL	435,444
		Telecommunications & Cellular—3.2%
200,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	214,380
200,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	212,000
200,000		Liquid Telecommunications Financing PLC, Sec. Fac. Bond, 144A, 8.500%, 7/13/2022	205,240
200,000		Veon Holdings BV, Sr. Unsecd. Note, 144A, 4.000%, 4/9/2025	208,313
200,000		Veon Holdings BV, Sr. Unsecd. Note, REGS, 7.250%, 4/26/2023	222,712
		TOTAL	1,062,645
		Transportation—0.6%
200,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	210,278
		Utilities—3.7%
200,000		ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	224,868
200,000		Eskom Holdings Ltd., REGS, 6.750%, 8/6/2023	191,254
400,000		Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	377,580
225,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.125%, 4/4/2026	204,151
200,000		Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	207,771
		TOTAL	1,205,624
		TOTAL CORPORATE BONDS (IDENTIFIED COST $15,152,582)	14,969,217

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	COMMON STOCK—0.2%
	Oil & Gas—0.2%
7,648	Petroleo Brasileiro SA, ADR (IDENTIFIED COST $66,990)	$62,484
	INVESTMENT COMPANY—0.2%
76,838	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.16%[6] (IDENTIFIED COST $76,877)	76,877
	TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $36,283,450)	32,351,741
	OTHER ASSETS AND LIABILITIES - NET—1.3%[7]	441,431
	TOTAL NET ASSETS—100%	$32,793,172
At August 31, 2020, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2020[8]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Morgan Stanley	CDX Index EM 33	Buy	1.00%	6/20/2025	1.72%	$380,000	$12,464	$14,459	$(1,995)
Barclays	Kingdom of Saudi Arabia	Buy	1.00%	6/20/2025	0.83%	$200,000	$(1,609)	$5,901	$(7,510)
Bank of America Merrill Lynch	Republic of Brazil	Sell	1.00%	6/20/2025	2.18%	$(200,000)	$(10,510)	$(14,386)	$3,876
Citibank, N.A.	Republic of Brazil	Sell	1.00%	6/20/2025	2.18%	$(400,000)	$(21,020)	$(23,922)	$2,902
Morgan Stanley	Republic of Colombia	Sell	1.00%	6/20/2025	1.17%	$(200,000)	$(1,583)	$(11,005)	$9,422
Morgan Stanley	Republic of Turkey	Sell	1.00%	6/20/2025	5.45%	$(400,000)	$(69,728)	$(66,990)	$(2,738)
Barclays	Sultanate of Oman	Buy	1.00%	6/20/2025	4.42%	$200,000	$27,868	$48,317	$(20,449)
TOTAL CREDIT DEFAULT SWAPS							$(64,118)	$(47,626)	$(16,492)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $748,000. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/1/2020	Barclays	2,800,000 CNY	$389,679	$18,794
9/2/2020	JPMorgan	11,880,000 BRL	$2,189,055	$(20,578)
9/16/2020	Citibank	28,000,000 RUB	$376,527	$816
9/16/2020	Credit Agricole	11,300,000 CZK	$463,940	$49,481
9/17/2020	BNY Mellon	7,180,000 MXN	$322,551	$4,893
11/3/2020	Barclays	4,810,000,000 IDR	$323,307	$4,985
11/17/2020	Morgan Stanley	7,400,000 ZAR	$420,939	$12,012
11/30/2020	Barclays	2,800,000 CNY	$404,536	$1,455
12/16/2020	BNP Paribas	2,950,000 PLN	$786,376	$15,022
12/16/2020	Citibank	1,490,000 RON	$359,343	$5,786
Contracts Sold:
9/1/2020	Barclays	2,800,000 CNY	$406,197	$(2,275)
9/2/2020	Barclays	1,730,000 BRL	$322,223	$6,443
9/2/2020	BNP Paribas	6,550,000 BRL	$1,228,504	$32,921
9/2/2020	JPMorgan	3,600,000 BRL	$696,976	$39,862

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/10/2020	BNP Paribas	3,800,000 EGP	$227,954	$(11,155)
9/16/2020	Citibank	190,000 EUR	$216,695	$(10,123)
9/16/2020	Citibank	37,000,000 RUB	$513,525	$14,892
9/16/2020	Credit Agricole	15,700,000 RUB	$222,709	$11,127
9/17/2020	BNP Paribas	26,000,000 MXN	$1,142,313	$(43,415)
11/3/2020	BNP Paribas	4,810,000,000 IDR	$326,901	$(1,391)
12/2/2020	JPMorgan	8,500,000 BRL	$1,561,917	$15,066
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$144,618
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $135,039 and $258,939 respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund,
Value as of 11/30/2019	$485,244
Purchases at Cost	9,863,605
Proceeds from Sales	(10,272,366)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$394
Value as of 8/31/2020	$76,877
Shares Held as of 8/31/2020	76,838
Dividend Income	$2,088
Gain Distributions Received	$29
1
Discount rate at time of purchase.
2
Security in default.
3
Non-income-producing security.
4
Perpetual Bond Security. The maturity date reflects the next call date.
5
Floating/variable note with current rate and current maturity or next reset date shown.
6
7-day net yield.
7
Assets, other than investments in securities, less liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$17,243,163	$—	$17,243,163
Corporate Bonds	—	14,969,217	—	14,969,217
Equity Securities:
Common Stock	62,484	—	—	62,484
Investment Company	76,877	—	—	76,877
TOTAL SECURITIES	$139,361	$32,212,380	$—	$32,351,741
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$233,555	$—	$233,555
Swap Contracts	—	40,332	—	40,332
Liabilities
Foreign Exchange Contracts	—	(88,937)	—	(88,937)
Swap Contracts	—	(104,450)	—	(104,450)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$80,500	$—	$80,500
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ARS	—Argentine Peso
BADLAR	—Bueno Aires Deposits Large Amount Rates
BRL	—Brazilian Real
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GDP	—Gross Domestic Product
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
JSC	—Joint Stock Company
MTN	—Medium Term Note
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—Romanian New Leu
RUB	—Russian Ruble
UYU	—Uruguayan Peso
ZAR	—South African Rand